Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Expenses - defined contribution plan	196	242	332	96